Supplementary information on capital management (Details) - EUR (€)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Supplementary information on capital management
Total equity including noncontrolling interests	€ 13,226,504,000	€ 12,901,958,000	€ 10,910,948,000	€ 10,823,110,000
Debt	13,232,439,000
Total assets	€ 32,353,204,000	€ 26,242,268,000	€ 24,157,061,000
Debt in % of total assets	40.90%	28.80%	28.80%	30.99%
Total equity in % of total assets	40.90%	49.20%	49.20%	45.07%